CONVERTIBLE DEBENTURES (Details) - USD ($)	2 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024	Oct. 31, 2023
Note 11. 1 [Member]
IfrsStatementLineItems [Line Items]
Balance – December 31, 2023	$ 247,316	$ 251,113
Additions to debt			2,000,000
Derivative liability recognition			(783,856)
Debt settlement through conversion of shares		(277,092)	(1,174,639)
Interest accretion	11,672	42,844	343,556
Debt and interest payments	(7,875)	(16,865)	(137,745)
Balance – September 30, 2024	251,113		247,316
Current portion
Non-current portion	251,113
Note 11. 2 [Member]
IfrsStatementLineItems [Line Items]
Balance – December 31, 2023	2,165,446	2,208,811
Additions to debt			6,000,000
Derivative liability recognition			(3,982,944)
Debt settlement through conversion of shares		(751,514)
Interest accretion	162,468	789,177	271,651
Debt and interest payments	(119,103)	(413,963)	(123,261)
Balance – September 30, 2024	2,208,811	1,832,511	2,165,446
Current portion		1,832,511
Non-current portion	2,208,811
Total [Member]
IfrsStatementLineItems [Line Items]
Balance – December 31, 2023	2,412,762	2,459,924
Additions to debt			8,000,000
Derivative liability recognition			(4,766,800)
Debt settlement through conversion of shares		(1,028,606)	(1,174,639)
Interest accretion	174,140	832,021	615,207
Debt and interest payments	(126,978)	(430,828)	(261,006)
Balance – September 30, 2024	2,459,924	1,832,511	$ 2,412,762
Current portion		1,832,511
Non-current portion	$ 2,459,924